Financial Risk Management - Schedule of Ageing of Trade Receivables (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	$ 22,853,115	$ 10,162,246
Non-credit Impaired
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	22,853,115	13,395,056
Non-credit Impaired | Current
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	12,121,046	13,275,381
Non-credit Impaired | Past Due 1 – 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	10,226,905	287,892
Non-credit Impaired | Past Due Over 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	867,264	15,015
Non-credit Impaired | Carrying Amounts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	23,215,215	13,578,288
Non-credit Impaired | Loss Allowance
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	(362,100)	$ (183,232)
Credit Impaired | Current
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	1,607,907
Credit Impaired | Past Due 1 – 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	278,278
Credit Impaired | Past Due Over 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	1,860,282
Credit Impaired | Carrying Amounts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	3,746,467
Credit Impaired | Loss Allowance
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	$ (3,746,467)